Condensed Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Operating Income
General, Administrative and Other Expenses	$ 3,494	$ 3,456	$ 3,365	$ 3,334	$ 3,333	$ 3,345	$ 3,251	$ 3,141
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,492	1,548	1,331	1,219	1,333	1,314	1,296	1,218	$ 5,590	$ 5,160
Income Tax Benefits	712	548	415	369	432	386	389	373	2,044	1,580
Net Income	$ 780	$ 1,000	$ 916	$ 850	$ 901	$ 928	$ 907	$ 845	3,546	3,580
Comprehensive Income									3,580	3,307
Parent Company
Operating Income
Dividends from subsidiary									2,035	4,701
Interest and dividend income from securities and federal funds									1	7
Total operating income									2,036	4,708
General, Administrative and Other Expenses									1,961	1,651
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary									75	3,057
Income Tax Benefits									416	484
Income Before Equity in Undistributed Income of Subsidiary									491	3,541
Equity in Undistributed Income of Subsidiary									3,055	39
Net Income									3,546	3,580
Comprehensive Income									$ 3,578	$ 3,307